UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22696

Compass EMP Funds Trust
_______________________________________
(Exact name of registrant as specified in charter)

17605 WRIGHT STREET
OMAHA NE 68130
(Address of principal executive offices) (Zip code)

17605 WRIGHT STREET
OMAHA NE 68130

 (Name and address of agent for service)

(402)-895-1600
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Compass EMP U.S. 500 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.6%
122	B/E Aerospace, Inc. *	$10,241
121	General Dynamics Corporation	15,378
202	Honeywell International, Inc.	18,810
99	L-3 Communications Holdings, Inc.	11,773
90	Lockheed Martin Corporation	16,450
122	Northrop Grumman Corporation	16,075
55	Precision Castparts Corporation	13,028
141	Raytheon Company	14,328
231	Rockwell Collins, Inc.	18,134
296	Textron, Inc.	10,653
110	The Boeing Company	14,012
170	United Technologies Corporation	17,952
		176,834
Air Freight & Logistics - 0.9%
190	CH Robinson Worldwide, Inc.	12,601
324	Expeditors International of Washington, Inc.	13,148
103	FedEx Corporation	16,629
220	United Parcel Service, Inc.	21,624
		64,002
Airlines - 0.4%
198	Alaska Air Group, Inc.	8,621
207	Delta Air Lines, Inc.	7,483
335	Southwest Airlines Company	11,313
		27,417
Auto Components - 0.7%
209	BorgWarner, Inc.	10,995
274	Johnson Controls, Inc.	12,056
124	Lear Corporation	10,715
115	TRW Automotive Holdings Corporation *	11,644
		45,410
Automobiles - 0.5%
930	Ford Motor Company	13,755
361	General Motors Company	11,530
195	Harley-Davidson, Inc.	11,349
		36,634
Beverages - 1.8%
193	Brown-Forman Corporation	17,413
359	Coca-Cola Enterprises, Inc.	15,925
150	Constellation Brands, Inc. *	13,074

256	Dr Pepper Snapple Group, Inc.	16,463
202	Molson Coors Brewing Company	15,037
70	Monster Beverage Corporation *	6,417
226	Pepsico, Inc.	21,038
477	The Coca-Cola Company	20,349
		125,716
Biotechnology - 0.6%
82	Amgen, Inc.	11,518
22	Biogen Idec, Inc. *	7,278
98	Celgene Corporation *	9,288
86	Gilead Sciences, Inc. *	9,155
20	Regeneron Pharmaceuticals, Inc. *	7,210
		44,449
Building Products - 0.3%
232	Fortune Brands Home & Security, Inc.	9,537
440	Masco Corporation	10,525
		20,062
Capital Markets - 3.0%
48	Affiliated Managers Group, Inc. *	9,617
104	Ameriprise Financial, Inc.	12,832
42	Blackrock, Inc.	13,790
239	Franklin Resources, Inc.	13,052
317	Invesco Ltd.	12,515
226	Legg Mason, Inc.	11,562
353	Morgan Stanley	12,203
252	Northern Trust Corporation	17,144
234	Raymond James Financial, Inc.	12,538
356	SEI Investments Company	12,873
188	State Street Corporation	13,839
183	T. Rowe Price Group, Inc.	14,347
336	TD Ameritrade Holding Corporation	11,212
395	The Bank of New York Mellon Corporation	15,298
344	The Charles Schwab Corporation	10,110
90	The Goldman Sachs Group, Inc.	16,521
		209,453
Chemicals - 5.0%
105	Air Products & Chemicals, Inc.	13,669
154	Airgas, Inc.	17,040
229	Celanese Corporation	13,401
50	CF Industries Holdings, Inc.	13,961
279	E. I. du Pont de Nemours and Company	20,021
166	Eastman Chemical Company	13,428
179	Ecolab, Inc.	20,555
218	FMC Corporation	12,467
440	Huntsman Corporation	11,436
171	International Flavors & fragrances, Inc.	16,395
136	LyondellBasell Industries N.V.	14,778

36	NewMarket Corporation	13,717
83	PPG Industries, Inc.	16,329
158	Praxair, Inc.	20,382
335	RPM International, Inc.	15,336
219	Sigma-Aldrich Corporation	29,786
254	The Dow Chemical Company	13,320
370	The Mosaic Company	16,432
75	The Sherwin-Williams Company	16,424
203	The Valspar Corporation	16,035
138	W.R. Grace & Company *	12,550
117	Westlake Chemical Corporation	10,131
		347,593
Commercial Banks - 3.4%
456	BB&T Corporation	16,968
272	CIT Group, Inc.	12,501
251	Citigroup, Inc.	13,007
274	Comerica Incorporated	13,662
728	Fifth Third Bancorp	14,575
208	First Rep Bk San Francisco Cal Com	10,271
1,405	Huntington Bancshares Incorporated	13,671
944	KeyCorporation	12,583
169	M&T Bank Corporation	20,836
1,276	Regions Financial Corporation	12,811
91	Signature Bank *	10,197
372	SunTrust Banks, Inc.	14,147
98	SVB Financial Group *	10,985
198	The PNC Financial Services Group, Inc.	16,945
474	US Bancorp Del DEPOSITARY SH S	19,827
396	Wells Fargo & Company	20,540
		233,526
Commercial Services & Supplies - 1.3%
272	Cintas Corporation	19,201
596	Republic Services, Inc.	23,256
204	Stericycle, Inc. *	23,778
215	The ADT Corporation	7,624
360	Waste Connections, Inc.	17,467
		91,326
Communications Equipment - 1.2%
672	Cisco Systems, Inc.	16,914
78	F5 Networks, Inc. *	9,262
217	Harris Corporation	14,409
419	Juniper Networks, Inc.	9,281
290	Motorola Solutions, Inc.	18,351
198	QUALCOMM Incorporated	14,804
		83,021
Construction & Engineering - 0.6%
194	Fluor Corporation	12,957

248	Jacobs Engineering Group, Inc. *	12,108
362	Quanta Services, Inc. *	13,137
		38,202
Construction Materials - 0.2%
181	Vulcan Materials Company	10,902
Consumer Finance - 0.7%
176	American Express Company	15,407
193	Capital One Financial Corporation	15,753
233	Discover Financial Services	15,003
		46,163
Containers & Packaging - 1.2%
285	Ball Corporation	18,032
325	Crown Holdings, Inc. *	14,469
346	MeadWestvaco Corporation	14,165
176	Packaging Corporation of America	11,233
245	Rock-Tenn Company	11,657
309	Sealed Air Corporation	10,778
		80,334
Distributors - 0.4%
185	Genuine Parts Company	16,226
305	LKQ Corporation *	8,110
		24,336
Diversified Financial Services - 1.2%
180	CME Group, Inc.	14,392
617	Leucadia National Corporation	14,709
174	McGraw Hill Financial, Inc.	14,694
140	Moody's Corporation	13,230
270	MSCI, Inc.	12,695
313	The Nasdaq OMX Group, Inc.	13,278
		82,998
Diversified Telecommunication Services - 0.7%
536	AT&T, Inc.	18,889
373	Verizon Communications, Inc.	18,646
977	Windstream Holdings, Inc.	10,532
		48,067
Electric Utilities - 2.8%
318	American Electric Power Company, Inc.	16,603
224	Entergy Corporation	17,322
419	Exelon Corporation	14,284
413	ITC Holdings Corporation	14,715
191	NextEra Energy, Inc.	17,931
438	Northeast Utilities	19,403
544	OGE Energy Corporation	20,188
422	Pepco Holdings, Inc.	11,293
312	Pinnacle West Capital Corporation	17,048
487	Southern Company	21,257
645	Xcel Energy, Inc.	19,608

		189,652
Electrical Equipment - 1.2%
65	Acuity Brands, Inc.	7,651
318	Ametek, Inc.	15,967
188	Eaton Corporation plc	11,914
281	Emerson Electric Company	17,585
128	Hubbell, Inc.	15,428
114	Rockwell Automation, Inc.	12,526
		81,071
Electronic Equipment, Instruments & Components - 1.0%
180	Amphenol Corporation	17,975
210	Arrow Electronics, Inc. *	11,623
270	Avnet, Inc.	11,205
587	Corning, Inc.	11,353
1,114	Flextronics International Ltd. *	11,496
270	Trimble Navigation Limited *	8,235
		71,887
Energy Equipment & Services - 1.8%
200	Baker Hughes Incorporated	13,012
208	Cameron International Corporation *	13,807
248	Diamond Offshore Drilling, Inc.	8,499
142	Dresser-rand Group, Inc. *	11,681
240	FMC Technologies, Inc. *	13,034
187	Halliburton Company	12,063
111	Helmerich & Payne, Inc.	10,864
178	National Oilwell Varco, Inc.	13,546
191	Oceaneering International, Inc.	12,447
146	Schlumberger Limited	14,847
		123,800
Food & Staples Retailing - 1.8%
156	Costco Wholesale Corporation	19,550
248	CVS Health Corporation	19,738
1,277	Rite Aid Corporation *	6,181
575	Sysco Corporation	21,821
285	The Kroger Company	14,820
140	Walgreen Company	8,298
330	Wal-Mart Stores, Inc.	25,235
196	Whole Foods Market, Inc.	7,470
		123,113
Food Products - 3.0%
303	Archer-Daniels-Midland Company	15,483
367	General Mills, Inc.	18,515
329	Hormel Foods Corporation	16,907
154	Ingredion Incorporated	11,672
240	Kellogg Company	14,784
41	Keurig Green Mountain, Inc.	5,335
307	Kraft Foods Group, Inc.	17,315

252	McCormick & Company, Inc.	16,859
149	Mead Johnson Nutrition Company	14,337
460	Mondelez International, Inc.	15,762
270	Pilgrim's Pride Corporation *	8,251
201	The Hershey Company	19,181
171	The J.M. Smucker Company	16,927
226	The WhiteWave Foods Company *	8,211
235	Tyson Foods, Inc.	9,252
		208,791
Gas Utilities - 0.5%
346	AGL Resources, Inc.	17,764
201	National Fuel Gas Company	14,068
		31,832
Health Care Equipment & Supplies - 3.2%
447	Abbott Laboratories	18,591
277	Baxter International, Inc.	19,880
184	Becton, Dickinson and Company	20,941
335	CareFusion Corporation *	15,159
70	Cooper Cos, Inc.	10,902
414	DENTSPLY International, Inc.	18,878
97	Edwards Lifesciences Corporation *	9,908
120	Idexx Laboratories, Inc. *	14,140
14	Intuitive Surgical, Inc. *	6,465
246	Medtronic, Inc.	15,240
236	ResMed, Inc.	11,628
228	St. Jude Medical, Inc.	13,710
221	Stryker Corporation	17,846
187	Varian Medical Systems, Inc. *	14,982
121	Zimmer Holdings, Inc.	12,167
		220,437
Health Care Providers & Services - 2.7%
150	Aetna, Inc.	12,150
119	Cigna Corporation	10,792
245	DaVita Healthcare Partners, Inc. *	17,919
198	Express Scripts Holdings Company *	13,985
149	HCA Holdings, Inc. *	10,507
168	Henry Schein, Inc. *	19,567
163	Laboratory Corporation of America Holdings *	16,585
71	McKesson Corporation	13,822
288	MEDNAX, Inc. *	15,788
242	Quest Diagnostics, Inc.	14,685
174	UnitedHealth Group Incorporated	15,007
101	Universal Health Services, Inc.	10,555
109	WellPoint, Inc.	13,039
		184,401
Health Care Technology - 0.2%
193	Cerner Corporation *	11,497

Hotels, Restaurants & Leisure - 2.4%
427	Aramark	11,230
312	Burger King Worldwide, Inc.	9,254
13	Chipotle Mexican Grill, Inc. *	8,666
259	Darden Restaurants, Inc.	13,328
215	Hyatt Hotels Corporation *	13,012
146	Las Vegas Sands Corporation	9,083
244	Marriott International, Inc.	17,056
273	McDonald's Corporation	25,883
157	Royal Caribbean Cruises Ltd.	10,564
156	Starwood Hotels & Resorts Worldwide, Inc.	12,981
176	Wyndham Worldwide Corporation	14,302
42	Wynn Resorts Ltd.	7,857
175	Yum! Brands, Inc.	12,596
		165,812
Household Durables - 1.4%
385	DR Horton, Inc.	7,900
70	Harman International Industries, Incorporated	6,863
197	Jarden Corporation *	11,842
295	Lennar Corporation	11,455
85	Mohawk Industries, Inc. *	11,460
445	Newell Rubbermaid, Inc.	15,312
656	PulteGroup, Inc.	11,585
395	Toll Brothers, Inc. *	12,308
73	Whirlpool Corporation	10,632
		99,357
Household Products - 1.8%
317	Church & Dwight Company, Inc.	22,241
324	Colgate-Palmolive Company	21,131
91	Energizer Holdings, Inc.	11,212
192	Kimberly-Clark Corporation	20,654
232	The Clorox Company	22,281
277	The Procter & Gamble Company	23,196
		120,715
Industrial Conglomerates - 1.2%
139	3M Company	19,694
190	Carlisle Companies incorporated	15,272
212	Danaher Corporation	16,108
712	General Electric Company	18,241
109	Roper Industries, Inc.	15,946
		85,261
Insurance - 5.1%
315	AFLAC, Inc.	18,349
54	Alleghany Corporation *	22,580
365	American Financial Group, Inc.	21,130
284	American International Group, Inc.	15,342
379	Arthur J Gallagher & Company	17,191

424	Cincinnati Financial Corporation	19,949
369	CNA Financiall Corporation	14,033
634	Genworth Financial, Inc. *	8,305
208	Lincoln National Corporation	11,145
36	Markel Corporation *	22,901
359	Marsh & McLennan Companies, Inc.	18,790
236	MetLife, Inc.	12,678
247	Principal Financial Group, Inc.	12,960
658	Progressive Corporation	16,634
312	The Allstate Corporation	19,147
238	The Chubb Corporation	21,677
239	The Travelers Companies, Inc.	22,452
388	Torchmark Corporation	20,320
407	Unum Group	13,993
456	W.R. Berkley Corporation	21,797
		351,373
Internet & Catalog Retail - 0.5%
503	Liberty Interactive Corporation *	14,345
14	Netflix, Inc. *	6,316
8	The Priceline Group, Inc. *	9,269
68	TripAdvisor, Inc. *	6,217
		36,147
Internet Software & Services - 0.7%
126	Akamai Technologies, Inc. *	7,535
89	Facebook, Inc. *	7,034
21	Google, Inc. *	12,357
193	VeriSign, Inc. *	10,638
207	Yahoo!, Inc. *	8,435
		45,999
IT Services - 3.4%
38	Alliance Data Systems Corporation *	9,434
376	Amdocs Limited	17,251
242	Automatic Data Processing, Inc.	20,105
211	Cognizant Technology Solutions Corporation *	9,446
198	Computer Sciences Corporation	12,108
282	Fidelity National Information Services, Inc.	15,877
261	Fiserv, Inc. *	16,870
66	FleetCor Technologies, Inc. *	9,380
152	Gartner, Inc. *	11,167
92	International Business Machines Corporation	17,464
148	MasterCard Incorporated	10,940
448	Paychex, Inc.	19,802
222	Teradata Corporation *	9,306
763	The Western Union Company	12,239
507	Total System Services, Inc.	15,697
64	Visa, Inc.	13,656
866	Xerox Corporation	11,457

		232,199
Leisure Products - 0.4%
312	Hasbro, Inc.	17,158
74	Polaris Industries, Inc.	11,085
		28,243
Life Sciences Tools & Services - 1.0%
218	Agilent Technologies, Inc.	12,422
37	Illumina, Inc. *	6,065
50	Mettler-Toledo International, Inc. *	12,806
220	Quintiles Transnational Holdings, Inc. *	12,272
125	Thermo Fisher Scientific, Inc.	15,212
115	Waters Corporation *	11,399
		70,176
Machinery - 4.4%
431	Allison Transmission Holdings, Inc.	12,279
147	Caterpillar, Inc.	14,557
174	Colfax Corporation *	9,913
97	Cummins, Inc.	12,802
254	Deere & Company	20,826
336	Donaldson Company, Inc.	13,652
173	Dover Corporation	13,897
157	Flowserve Corporation	11,072
206	Idex Corporation	14,908
231	Illinois Tool Works, Inc.	19,501
210	Ingersoll-Rand Plc	11,836
191	Joy Global, Inc.	10,417
187	Lincoln Electric Holdings, Inc.	12,928
175	Nordson Corporation	13,312
226	Paccar, Inc.	12,854
193	Pall Corporation	16,154
113	Parker-Hannifin Corporation	12,899
116	Snap-On, Incorporated	14,045
165	Stanley Black & Decker, Inc.	14,650
190	Trinity Industries, Inc.	8,877
136	Wabco Holdings, Inc. *	12,369
153	Wabtec Corporation	12,399
291	Xylem, Inc.	10,328
		306,475
Marine - 0.2%
98	Kirby Corporation *	11,549
Media - 2.8%
651	Cablevision Systems Corporation	11,399
199	CBS Corporation	10,647
268	Comcast Corporation	14,413
147	DIRECTV *	12,718
296	Discovery Communications, Inc. *	11,189
370	Gannett Company, Inc.	10,978

291	Liberty Media Corporation *	13,729
208	Omnicom Group, Inc.	14,323
166	Scripps Networks Interact, Inc.	12,963
3,413	Sirius XM Holdings, Inc. *	11,911
202	The Madison Square Garden Company *	13,356
168	The Walt Disney Company	14,957
101	Time Warner Cable, Inc.	14,493
114	Time Warner, Inc.	8,574
192	Viacom, Inc.	14,772
		190,422
Metals & Mining - 0.8%
359	Freeport-McMoRan, Inc.	11,721
263	Nucor Corporation	14,276
195	Reliance Steel & Aluminum Company	13,338
331	Southern Copper Corporation	9,814
405	Steel Dynamics, Inc.	9,157
		58,306
Multiline Retail - 1.2%
163	Dollar General Corporation *	9,961
267	Dollar Tree, Inc. *	14,971
94	Family Dollar Stores, Inc.	7,260
211	Kohl's Corporation	12,877
205	Macy's, Inc.	11,927
162	Nordstrom, Inc.	11,076
223	Target Corporation	13,978
		82,050
Multi-Utilities - 3.3%
344	Alliant Energy Corporation	19,061
409	Ameren Corporation	15,677
616	CMS Energy Corporation	18,271
335	Consolidated Edison, Inc.	18,981
249	Dominion Resources, Inc.	17,203
244	DTE Energy Company	18,564
523	MDU Resources Group, Inc.	14,545
477	NiSource, Inc.	19,548
355	PG&E Corporation	15,989
408	Public Service Enterprise Group, Inc.	15,194
376	SCANA Corporation	18,653
201	Sempra Energy	21,181
383	Wisconsin Energy Corporation	16,469
		229,336
Oil, Gas & Consumable Fuels - 4.9%
157	Apache Corporation	14,738
305	Cabot Oil & Gas Corporation	9,971
155	Chevron Corporation	18,495
65	Cimarex Energy Company	8,224
73	Concho Resources, Inc. *	9,154

229	ConocoPhillips	17,523
140	Continental Resources, Inc. *	9,307
213	Devon Energy Corporation	14,522
115	EOG Resources, Inc.	11,387
129	EQT Corporation	11,809
193	Exxon Mobil Corporation	18,152
176	Hess Corporation	16,600
238	HollyFrontier Corporation	10,396
335	Kinder Morgan, Inc.	12,844
402	Marathon Oil Corporation	15,111
117	Marathon Petroleum Corporation	9,906
218	Murphy Oil Corporation	12,406
176	Noble Energy, Inc.	12,031
171	Occidental Petroleum Corporation	16,442
212	ONEOK, Inc.	13,897
160	Phillips 66	13,010
162	Range Resources Corporation	10,985
86	SM Energy Company	6,708
331	Southwestern Energy Company *	11,568
462	Spectra Energy Corporation	18,138
59	Targa Resources Corporation	8,034
179	Valero Energy Corporation	8,282
		339,640
Personal Products - 0.2%
213	Lauder Estee Cos, Inc.	15,915
Pharmaceuticals - 2.0%
202	AbbVie, Inc.	11,668
52	Allergan, Inc.	9,266
230	Bristol-Myers Squibb Company	11,771
244	Eli Lilly and Company	15,823
225	Hospira, Inc. *	11,707
192	Johnson & Johnson	20,465
243	Merck & Company, Inc.	14,405
198	Mylan, Inc. *	9,007
542	Pfizer, Inc.	16,027
424	Zoetis, Inc.	15,667
		135,806
Professional Services - 1.4%
210	Equifax, Inc.	15,695
119	IHS, Inc. *	14,898
146	ManpowerGroup, Inc.	10,235
337	Nielsen N.V.	14,939
238	Robert Half International, Inc.	11,662
99	Towers Watson & Company	9,850
266	Verisk Analytics, Inc. *	16,197
		93,476

Real Estate Management & Development - 0.2%
115	Jones Lang LaSalle Incorporated	14,529
Road & Rail - 1.7%
37	AMERCO	9,690
492	CSX Corporation	15,773
144	Genesee & Wyoming, Inc. *	13,725
224	JB Hunt Transport Services, Inc.	16,587
77	Kansas City Southern	9,332
137	Norfolk Southern Corporation	15,289
212	Old Dominion Freight Line, Inc. *	14,976
180	Union Pacific Corporation	19,516
		114,888
Semiconductors & Semiconductor Equipment - 2.6%
417	Altera Corporation	14,920
289	Analog Devices, Inc.	14,303
494	Applied Materials, Inc.	10,675
166	Cree, Inc. *	6,798
83	First Solar, Inc. *	5,462
378	Intel Corporation	13,162
187	KLA-Tencor Corporation	14,732
141	Lam Research Corporation	10,533
312	Linear Technology Corporation	13,850
363	Maxim Integrated Products, Inc.	10,977
319	Microchip Technology, Inc.	15,066
228	Micron Technology, Inc. *	7,811
548	NVIDIA Corporation	10,110
140	Skyworks Solutions, Inc.	8,127
301	Texas Instruments, Inc.	14,355
231	Xilinx, Inc.	9,783
		180,664
Software - 2.2%
431	Activision Blizzard, Inc.	8,960
157	Adobe Systems, Inc. *	10,863
178	Ansys, Inc. *	13,469
186	Autodesk, Inc. *	10,249
519	CA Technologies, Inc.	14,501
147	Citrix Systems, Inc. *	10,487
103	FactSet Research Systems, Inc.	12,518
319	Microsoft Corporation	14,789
379	Oracle Corporation	14,508
190	Red Hat, Inc. *	10,668
382	Symantec Corporation	8,981
382	Synopsys, Inc. *	15,163
93	VMware, Inc. *	8,727
		153,883
Specialty Retail - 3.4%
79	Advance Auto Parts, Inc.	10,294

223	Autonation, Inc. *	11,219
30	AutoZone, Inc. *	15,290
167	Bed Bath & Beyond, Inc. *	10,994
154	Best Buy Company, Inc.	5,173
186	CarMax, Inc. *	8,640
180	Dick's Sporting Goods, Inc.	7,898
205	Foot Locker, Inc.	11,408
180	L Brands, Inc.	12,056
276	Lowe's Companies, Inc.	14,606
92	O'Reilly Automotive, Inc. *	13,833
143	PetSmart, Inc.	10,023
179	Ross Stores, Inc.	13,529
616	Staples, Inc.	7,454
278	The Gap, Inc.	11,590
194	The Home Depot, Inc.	17,797
198	The TJX Companies, Inc.	11,716
199	Tractor Supply Company	12,240
91	Ulta Salon, Cosmetics & Fragrances, Inc. *	10,753
277	Urban Outfitters, Inc. *	10,166
146	Williams-Sonoma, Inc.	9,719
		236,398
Technology Hardware, Storage & Peripherals - 1.2%
93	3D Systems Corporation *	4,312
126	Apple, Inc.	12,695
536	EMC Corporation	15,683
329	Hewlett-Packard Company	11,670
279	NCR Corporation *	9,321
256	NetApp, Inc.	10,998
86	SanDisk Corporation	8,424
118	Western Digital Corporation	11,484
		84,587
Textiles, Apparel & Luxury Goods - 1.2%
267	Coach, Inc.	9,508
99	Fossil Group, Inc. *	9,296
100	Hanesbrands, Inc.	10,744
185	Nike, Inc.	16,502
93	Ralph Lauren Corporation	15,320
88	Under Armour, Inc. *	6,081
228	V.F. Corporation	15,055
		82,506
Thrifts & Mortgage Finance - 0.5%
1,829	Hudson City Bancorp, Inc.	17,778
1,135	New York Community Bancorp, Inc.	18,012
		35,790
Tobacco - 0.9%
427	Altria Group, Inc.	19,617
144	Lorillard, Inc.	8,627

223	Philip Morris International, Inc.	18,598
219	Reynolds American, Inc.	12,921
		59,763
Trading Companies & Distributors - 0.8%
297	Fastenal Company	13,335
167	MSC Industrial Direct Company, Inc.	14,272
80	United Rentals, Inc. *	8,888
61	W.W. Grainger, Inc.	15,351
		51,846
Water Utilities - 0.3%
435	American Water Works Company, Inc.	20,980
TOTAL COMMON STOCKS (Cost $6,933,758)		6,817,017

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate Management & Development - 0.2%
427	CBRE Group, Inc. *	12,699
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,850)		12,699

CLOSED END FUNDS - 0.3%
Capital Markets - 0.3%
1,465	Ares Capital Corporation	23,675
TOTAL CLOSED END FUNDS (Cost $25,211)		23,675

MONEY MARKET FUNDS - 0.5%
31,433	Short-Term Investments Trust Liquid Asset Portfolio 0.06% (a)	31,433
TOTAL MONEY MARKET FUNDS (Cost $31,433)		31,433
TOTAL INVESTMENTS - 100.0% (Cost $7,004,252)		6,884,824
Other Assets in Excess of Liabilities - 0.0%		1,726
NET ASSETS - 100.0%		$6,886,550

*	Non-income producing security.
(a)	Annualized seven-day yield as of September 30, 2014
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.6%
705	B/E Aerospace, Inc. *	$59,178
695	General Dynamics Corporation	88,328
1,165	Honeywell International, Inc.	108,485
571	L-3 Communications Holdings, Inc.	67,903
516	Lockheed Martin Corporation	94,314
702	Northrop Grumman Corporation	92,496
318	Precision Castparts Corporation	75,328
810	Raytheon Company	82,312
1,331	Rockwell Collins, Inc.	104,483
1,707	Textron, Inc.	61,435
632	The Boeing Company	80,504
981	United Technologies Corporation	103,594
		1,018,360
Air Freight & Logistics - 0.9%
1,091	CH Robinson Worldwide, Inc.	72,355
1,865	Expeditors International of Washington, Inc.	75,682
594	FedEx Corporation	95,901
1,266	United Parcel Service, Inc.	124,435
		368,373
Airlines - 0.4%
1,141	Alaska Air Group, Inc.	49,679
1,192	Delta Air Lines, Inc.	43,091
1,932	Southwest Airlines Company	65,244
		158,014
Auto Components - 0.7%
1,205	BorgWarner, Inc.	63,395
1,577	Johnson Controls, Inc.	69,388
716	Lear Corporation	61,870
661	TRW Automotive Holdings Corporation *	66,926
		261,579
Automobiles - 0.5%
5,358	Ford Motor Company	79,245
2,081	General Motors Company	66,467
1,124	Harley-Davidson, Inc.	65,417
		211,129
Beverages - 1.8%
1,110	Brown-Forman Corporation	100,144
2,067	Coca-Cola Enterprises, Inc.	91,692
866	Constellation Brands, Inc. *	75,481

1,475	Dr Pepper Snapple Group, Inc.	94,857
1,162	Molson Coors Brewing Company	86,499
400	Monster Beverage Corporation *	36,668
1,299	Pepsico, Inc.	120,924
2,745	The Coca-Cola Company	117,102
		723,367
Biotechnology - 0.6%
471	Amgen, Inc.	66,157
129	Biogen Idec, Inc. *	42,675
567	Celgene Corporation *	53,740
494	Gilead Sciences, Inc. *	52,586
116	Regeneron Pharmaceuticals, Inc. *	41,820
		256,978
Building Products - 0.3%
1,334	Fortune Brands Home & Security, Inc.	54,841
2,534	Masco Corporation	60,613
		115,454
Capital Markets - 3.0%
279	Affiliated Managers Group, Inc. *	55,900
600	Ameriprise Financial, Inc.	74,028
241	Blackrock, Inc.	79,125
1,376	Franklin Resources, Inc.	75,143
1,827	Invesco Ltd.	72,130
1,301	Legg Mason, Inc.	66,559
2,032	Morgan Stanley	70,246
1,449	Northern Trust Corporation	98,576
1,347	Raymond James Financial, Inc.	72,172
2,053	SEI Investments Company	74,237
1,081	State Street Corporation	79,572
1,054	T. Rowe Price Group, Inc.	82,634
1,936	TD Ameritrade Holding Corporation	64,604
2,272	The Bank of New York Mellon Corporation	87,995
1,979	The Charles Schwab Corporation	58,163
517	The Goldman Sachs Group, Inc.	94,906
		1,205,990
Chemicals - 5.0%
606	Air Products & Chemicals, Inc.	78,889
888	Airgas, Inc.	98,257
1,318	Celanese Corporation	77,129
288	CF Industries Holdings, Inc.	80,415
1,607	E. I. du Pont de Nemours and Company	115,318
955	Eastman Chemical Company	77,250
1,032	Ecolab, Inc.	118,505
1,258	FMC Corporation	71,945
2,533	Huntsman Corporation	65,833
987	International Flavors & fragrances, Inc.	94,634
785	LyondellBasell Industries N.V.	85,298

205	NewMarket Corporation	78,109
479	PPG Industries, Inc.	94,239
909	Praxair, Inc.	117,261
1,928	RPM International, Inc.	88,264
1,262	Sigma-Aldrich Corporation	171,645
1,464	The Dow Chemical Company	76,772
2,132	The Mosaic Company	94,682
431	The Sherwin-Williams Company	94,385
1,167	The Valspar Corporation	92,181
793	W.R. Grace & Company *	72,115
673	Westlake Chemical Corporation	58,275
		2,001,401
Commercial Banks - 3.4%
2,625	BB&T Corporation	97,676
1,566	CIT Group, Inc.	71,973
1,446	Citigroup, Inc.	74,932
1,580	Comerica Incorporated	78,779
4,191	Fifth Third Bancorp	83,904
1,200	First Republic Bank	59,256
8,094	Huntington Bancshares Incorporated	78,755
5,436	KeyCorporation	72,462
973	M&T Bank Corporation	119,961
7,349	Regions Financial Corporation	73,784
524	Signature Bank *	58,719
2,143	SunTrust Banks, Inc.	81,498
566	SVB Financial Group *	63,443
1,138	The PNC Financial Services Group, Inc.	97,390
2,731	US Bancorp Del DEPOSITARY SH S	114,238
2,283	Wells Fargo & Company	118,419
		1,345,189
Commercial Services & Supplies - 1.3%
1,564	Cintas Corporation	110,403
3,435	Republic Services, Inc.	134,034
1,177	Stericycle, Inc. *	137,191
1,239	The ADT Corporation	43,935
2,074	Waste Connections, Inc.	100,630
		526,193
Communications Equipment - 1.2%
3,869	Cisco Systems, Inc.	97,383
448	F5 Networks, Inc. *	53,195
1,249	Harris Corporation	82,934
2,413	Juniper Networks, Inc.	53,448
1,668	Motorola Solutions, Inc.	105,551
1,141	QUALCOMM Incorporated	85,312
		477,823
Construction & Engineering - 0.6%
1,120	Fluor Corporation	74,805

1,427	Jacobs Engineering Group, Inc. *	69,666
2,083	Quanta Services, Inc. *	75,592
		220,063
Construction Materials - 0.2%
1,041	Vulcan Materials Company	62,699
Consumer Finance - 0.7%
1,012	American Express Company	88,590
1,114	Capital One Financial Corporation	90,925
1,343	Discover Financial Services	86,476
		265,991
Containers & Packaging - 1.2%
1,639	Ball Corporation	103,700
1,874	Crown Holdings, Inc. *	83,430
1,991	MeadWestvaco Corporation	81,512
1,016	Packaging Corporation of America	64,841
1,409	Rock-Tenn Company	67,040
1,781	Sealed Air Corporation	62,121
		462,644
Distributors - 0.4%
1,068	Genuine Parts Company	93,674
1,759	LKQ Corporation *	46,772
		140,446
Diversified Financial Services - 1.2%
1,036	CME Group, Inc.	82,834
3,556	Leucadia National Corporation	84,775
1,003	McGraw Hill Financial, Inc.	84,703
807	Moody's Corporation	76,262
1,555	MSCI, Inc.	73,116
1,803	The Nasdaq OMX Group, Inc.	76,483
		478,173
Diversified Telecommunication Services - 0.7%
3,084	AT&T, Inc.	108,680
2,151	Verizon Communications, Inc.	107,529
5,627	Windstream Holdings, Inc.	60,659
		276,868
Electric Utilities - 2.8%
1,833	American Electric Power Company, Inc.	95,701
1,292	Entergy Corporation	99,910
2,413	Exelon Corporation	82,259
2,379	ITC Holdings Corporation	84,764
1,103	NextEra Energy, Inc.	103,550
2,522	Northeast Utilities	111,725
3,134	OGE Energy Corporation	116,303
2,432	Pepco Holdings, Inc.	65,080
1,799	Pinnacle West Capital Corporation	98,297
2,807	Southern Company	122,526
3,713	Xcel Energy, Inc.	112,875

		1,092,990
Electrical Equipment - 1.2%
373	Acuity Brands, Inc.	43,906
1,833	Ametek, Inc.	92,035
1,083	Eaton Corporation plc	68,630
1,619	Emerson Electric Company	101,317
740	Hubbell, Inc.	89,192
655	Rockwell Automation, Inc.	71,971
		467,051
Electronic Equipment, Instruments & Components - 1.0%
1,037	Amphenol Corporation	103,555
1,211	Arrow Electronics, Inc. *	67,029
1,554	Avnet, Inc.	64,491
3,383	Corning, Inc.	65,427
6,414	Flextronics International Ltd. *	66,192
1,556	Trimble Navigation Limited *	47,458
		414,152
Energy Equipment & Services - 1.8%
1,153	Baker Hughes Incorporated	75,014
1,200	Cameron International Corporation *	79,656
1,430	Diamond Offshore Drilling, Inc.	49,006
815	Dresser-rand Group, Inc. *	67,042
1,383	FMC Technologies, Inc. *	75,111
1,077	Halliburton Company	69,477
641	Helmerich & Payne, Inc.	62,735
1,023	National Oilwell Varco, Inc.	77,851
1,101	Oceaneering International, Inc.	71,752
841	Schlumberger Limited	85,521
		713,165
Food & Staples Retailing - 1.8%
901	Costco Wholesale Corporation	112,913
1,430	CVS Health Corporation	113,814
7,356	Rite Aid Corporation *	35,603
3,311	Sysco Corporation	125,652
1,644	The Kroger Company	85,488
806	Walgreen Company	47,772
1,901	Wal-Mart Stores, Inc.	145,370
1,129	Whole Foods Market, Inc.	43,026
		709,638
Food Products - 3.0%
1,746	Archer-Daniels-Midland Company	89,221
2,115	General Mills, Inc.	106,702
1,896	Hormel Foods Corporation	97,435
888	Ingredion Incorporated	67,302
1,384	Kellogg Company	85,254
234	Keurig Green Mountain, Inc.	30,450
1,765	Kraft Foods Group, Inc.	99,546

1,454	McCormick & Company, Inc.	97,273
857	Mead Johnson Nutrition Company	82,461
2,647	Mondelez International, Inc.	90,699
1,558	Pilgrim's Pride Corporation *	47,612
1,157	The Hershey Company	110,413
982	The J.M. Smucker Company	97,208
1,299	The WhiteWave Foods Company *	47,193
1,354	Tyson Foods, Inc.	53,307
		1,202,076
Gas Utilities - 0.5%
1,993	AGL Resources, Inc.	102,321
1,160	National Fuel Gas Company	81,188
		183,509
Health Care Equipment & Supplies - 3.2%
2,575	Abbott Laboratories	107,094
1,594	Baxter International, Inc.	114,401
1,061	Becton, Dickinson and Company	120,752
1,931	CareFusion Corporation *	87,378
405	Cooper Cos, Inc.	63,079
2,386	DENTSPLY International, Inc.	108,802
559	Edwards Lifesciences Corporation *	57,102
690	Idexx Laboratories, Inc. *	81,303
78	Intuitive Surgical, Inc. *	36,022
1,415	Medtronic, Inc.	87,659
1,357	ResMed, Inc.	66,859
1,315	St. Jude Medical, Inc.	79,071
1,271	Stryker Corporation	102,633
1,077	Varian Medical Systems, Inc. *	86,289
696	Zimmer Holdings, Inc.	69,983
		1,268,427
Health Care Providers & Services - 2.7%
865	Aetna, Inc.	70,065
684	Cigna Corporation	62,032
1,410	DaVita Healthcare Partners, Inc. *	103,127
1,140	Express Scripts Holdings Company *	80,518
861	HCA Holdings, Inc. *	60,718
965	Henry Schein, Inc. *	112,394
937	Laboratory Corporation of America Holdings *	95,340
407	McKesson Corporation	79,231
1,661	MEDNAX, Inc. *	91,056
1,396	Quest Diagnostics, Inc.	84,709
1,002	UnitedHealth Group Incorporated	86,422
583	Universal Health Services, Inc.	60,923
625	WellPoint, Inc.	74,763
		1,061,298
Health Care Technology - 0.2%
1,110	Cerner Corporation *	66,123

Hotels, Restaurants & Leisure - 2.4%
2,460	Aramark	64,698
1,798	Burger King Worldwide, Inc.	53,329
75	Chipotle Mexican Grill, Inc. *	49,994
1,493	Darden Restaurants, Inc.	76,830
1,238	Hyatt Hotels Corporation *	74,924
842	Las Vegas Sands Corporation	52,381
1,406	Marriott International, Inc.	98,279
1,574	McDonald's Corporation	149,231
904	Royal Caribbean Cruises Ltd.	60,830
901	Starwood Hotels & Resorts Worldwide, Inc.	74,972
1,012	Wyndham Worldwide Corporation	82,235
242	Wynn Resorts Ltd.	45,273
1,006	Yum! Brands, Inc.	72,412
		955,388
Household Durables - 1.4%
2,217	DR Horton, Inc.	45,493
404	Harman International Industries, Incorporated	39,608
1,134	Jarden Corporation *	68,165
1,700	Lennar Corporation	66,011
490	Mohawk Industries, Inc. *	66,062
2,562	Newell Rubbermaid, Inc.	88,158
3,776	PulteGroup, Inc.	66,684
2,273	Toll Brothers, Inc. *	70,827
419	Whirlpool Corporation	61,027
		572,035
Household Products - 1.8%
1,826	Church & Dwight Company, Inc.	128,112
1,865	Colgate-Palmolive Company	121,635
524	Energizer Holdings, Inc.	64,562
1,104	Kimberly-Clark Corporation	118,757
1,335	The Clorox Company	128,214
1,595	The Procter & Gamble Company	133,565
		694,845
Industrial Conglomerates - 1.2%
800	3M Company	113,344
1,094	Carlisle Companies incorporated	87,936
1,219	Danaher Corporation	92,619
4,101	General Electric Company	105,068
631	Roper Industries, Inc.	92,309
		491,276
Insurance - 5.1%
1,814	AFLAC, Inc.	105,666
311	Alleghany Corporation *	130,045
2,103	American Financial Group, Inc.	121,743
1,636	American International Group, Inc.	88,377
2,183	Arthur J Gallagher & Company	99,021

2,444	Cincinnati Financial Corporation	114,990
2,123	CNA Financiall Corporation	80,738
3,651	Genworth Financial, Inc. *	47,828
1,199	Lincoln National Corporation	64,242
206	Markel Corporation *	131,047
2,066	Marsh & McLennan Companies, Inc.	108,134
1,357	MetLife, Inc.	72,898
1,420	Principal Financial Group, Inc.	74,507
3,791	Progressive Corporation	95,837
1,795	The Allstate Corporation	110,159
1,372	The Chubb Corporation	124,962
1,377	The Travelers Companies, Inc.	129,355
2,236	Torchmark Corporation	117,099
2,346	Unum Group	80,655
2,626	W.R. Berkley Corporation	125,523
		2,022,826
Internet & Catalog Retail - 0.5%
2,898	Liberty Interactive Corporation *	82,651
79	Netflix, Inc. *	35,643
47	The Priceline Group, Inc. *	54,454
391	TripAdvisor, Inc. *	35,745
		208,493
Internet Software & Services - 0.7%
724	Akamai Technologies, Inc. *	43,295
512	Facebook, Inc. *	40,468
119	Google, Inc. *	70,021
1,114	VeriSign, Inc. *	61,404
1,191	Yahoo!, Inc. *	48,533
		263,721
IT Services - 3.4%
216	Alliance Data Systems Corporation *	53,626
2,166	Amdocs Limited	99,376
1,395	Automatic Data Processing, Inc.	115,897
1,212	Cognizant Technology Solutions Corporation *	54,261
1,139	Computer Sciences Corporation	69,650
1,625	Fidelity National Information Services, Inc.	91,488
1,505	Fiserv, Inc. *	97,276
379	FleetCor Technologies, Inc. *	53,863
873	Gartner, Inc. *	64,139
530	International Business Machines Corporation	100,610
851	MasterCard Incorporated	62,906
2,583	Paychex, Inc.	114,169
1,279	Teradata Corporation *	53,616
4,392	The Western Union Company	70,448
2,918	Total System Services, Inc.	90,341
368	Visa, Inc.	78,520
4,989	Xerox Corporation	66,004

		1,336,190
Leisure Products - 0.4%
1,799	Hasbro, Inc.	98,936
427	Polaris Industries, Inc.	63,960
		162,896
Life Sciences Tools & Services - 1.0%
1,254	Agilent Technologies, Inc.	71,453
212	Illumina, Inc. *	34,751
289	Mettler-Toledo International, Inc. *	74,022
1,267	Quintiles Transnational Holdings, Inc. *	70,673
720	Thermo Fisher Scientific, Inc.	87,624
665	Waters Corporation *	65,915
		404,438
Machinery - 4.5%
2,484	Allison Transmission Holdings, Inc.	70,769
848	Caterpillar, Inc.	83,978
1,003	Colfax Corporation *	57,141
560	Cummins, Inc.	73,909
1,460	Deere & Company	119,705
1,937	Donaldson Company, Inc.	78,700
996	Dover Corporation	80,009
904	Flowserve Corporation	63,750
1,188	Idex Corporation	85,976
1,329	Illinois Tool Works, Inc.	112,194
1,207	Ingersoll-Rand Plc	68,027
1,099	Joy Global, Inc.	59,940
1,078	Lincoln Electric Holdings, Inc.	74,528
1,005	Nordson Corporation	76,450
1,301	Paccar, Inc.	73,994
1,113	Pall Corporation	93,158
651	Parker-Hannifin Corporation	74,312
668	Snap-On, Incorporated	80,881
951	Stanley Black & Decker, Inc.	84,439
1,093	Trinity Industries, Inc.	51,065
780	Wabco Holdings, Inc. *	70,941
883	Wabtec Corporation	71,558
1,676	Xylem, Inc.	59,481
		1,764,905
Marine - 0.2%
566	Kirby Corporation *	66,703
Media - 2.8%
3,746	Cablevision Systems Corporation	65,592
1,148	CBS Corporation	61,418
1,543	Comcast Corporation	82,982
844	DIRECTV *	73,023
1,702	Discovery Communications, Inc. *	64,336
2,129	Gannett Company, Inc.	63,167

1,676	Liberty Media Corporation *	79,074
1,197	Omnicom Group, Inc.	82,425
954	Scripps Networks Interact, Inc.	74,498
19,659	Sirius XM Holdings, Inc. *	68,610
1,161	The Madison Square Garden Company *	76,765
966	The Walt Disney Company	86,003
579	Time Warner Cable, Inc.	83,081
655	Time Warner, Inc.	49,263
1,106	Viacom, Inc.	85,096
		1,095,333
Metals & Mining - 0.8%
2,065	Freeport-McMoRan, Inc.	67,422
1,516	Nucor Corporation	82,289
1,121	Reliance Steel & Aluminum Company	76,676
1,908	Southern Copper Corporation	56,572
2,334	Steel Dynamics, Inc.	52,772
		335,731
Multiline Retail - 1.2%
940	Dollar General Corporation *	57,443
1,540	Dollar Tree, Inc. *	86,348
541	Family Dollar Stores, Inc.	41,787
1,215	Kohl's Corporation	74,151
1,179	Macy's, Inc.	68,594
934	Nordstrom, Inc.	63,858
1,286	Target Corporation	80,607
		472,788
Multi-Utilities - 3.3%
1,979	Alliant Energy Corporation	109,656
2,358	Ameren Corporation	90,382
3,547	CMS Energy Corporation	105,204
1,932	Consolidated Edison, Inc.	109,467
1,437	Dominion Resources, Inc.	99,282
1,407	DTE Energy Company	107,045
3,010	MDU Resources Group, Inc.	83,708
2,750	NiSource, Inc.	112,695
2,045	PG&E Corporation	92,107
2,347	Public Service Enterprise Group, Inc.	87,402
2,165	SCANA Corporation	107,406
1,157	Sempra Energy	121,925
2,206	Wisconsin Energy Corporation	94,858
		1,321,137
Oil, Gas & Consumable Fuels - 4.9%
903	Apache Corporation	84,765
1,756	Cabot Oil & Gas Corporation	57,404
894	Chevron Corporation	106,672
374	Cimarex Energy Company	47,322
422	Concho Resources, Inc. *	52,915

1,318	ConocoPhillips	100,853
804	Continental Resources, Inc. *	53,450
1,224	Devon Energy Corporation	83,452
662	EOG Resources, Inc.	65,551
742	EQT Corporation	67,923
1,110	Exxon Mobil Corporation	104,396
1,016	Hess Corporation	95,829
1,373	HollyFrontier Corporation	59,973
1,927	Kinder Morgan, Inc.	73,881
2,316	Marathon Oil Corporation	87,058
672	Marathon Petroleum Corporation	56,898
1,253	Murphy Oil Corporation	71,308
1,016	Noble Energy, Inc.	69,454
982	Occidental Petroleum Corporation	94,419
1,219	ONEOK, Inc.	79,905
919	Phillips 66	74,724
936	Range Resources Corporation	63,470
494	SM Energy Company	38,532
1,908	Southwestern Energy Company *	66,685
2,664	Spectra Energy Corporation	104,589
342	Targa Resources Corporation	46,570
1,031	Valero Energy Corporation	47,704
		1,955,702
Personal Products - 0.2%
1,227	Lauder Estee Cos, Inc.	91,681
Pharmaceuticals - 2.0%
1,165	AbbVie, Inc.	67,290
297	Allergan, Inc.	52,922
1,326	Bristol-Myers Squibb Company	67,865
1,404	Eli Lilly and Company	91,049
1,298	Hospira, Inc. *	67,535
1,108	Johnson & Johnson	118,102
1,397	Merck & Company, Inc.	82,814
1,140	Mylan, Inc. *	51,859
3,122	Pfizer, Inc.	92,318
2,442	Zoetis, Inc.	90,232
		781,986
Professional Services - 1.4%
1,212	Equifax, Inc.	90,585
686	IHS, Inc. *	85,880
841	ManpowerGroup, Inc.	58,954
1,938	Nielsen N.V.	85,912
1,369	Robert Half International, Inc.	67,081
569	Towers Watson & Company	56,616
1,533	Verisk Analytics, Inc. *	93,344
		538,372

Real Estate Management & Development - 0.2%
664	Jones Lang LaSalle Incorporated	83,890
Road & Rail - 1.7%
215	AMERCO	56,306
2,835	CSX Corporation	90,890
827	Genesee & Wyoming, Inc. *	78,821
1,291	JB Hunt Transport Services, Inc.	95,599
445	Kansas City Southern	53,934
791	Norfolk Southern Corporation	88,276
1,219	Old Dominion Freight Line, Inc. *	86,110
1,039	Union Pacific Corporation	112,648
		662,584
Semiconductors & Semiconductor Equipment - 2.6%
2,404	Altera Corporation	86,015
1,666	Analog Devices, Inc.	82,450
2,844	Applied Materials, Inc.	61,459
957	Cree, Inc. *	39,189
478	First Solar, Inc. *	31,457
2,175	Intel Corporation	75,733
1,078	KLA-Tencor Corporation	84,925
815	Lam Research Corporation	60,881
1,795	Linear Technology Corporation	79,680
2,091	Maxim Integrated Products, Inc.	63,232
1,838	Microchip Technology, Inc.	86,809
1,314	Micron Technology, Inc. *	45,018
3,158	NVIDIA Corporation	58,265
805	Skyworks Solutions, Inc.	46,730
1,732	Texas Instruments, Inc.	82,599
1,329	Xilinx, Inc.	56,283
		1,040,725
Software - 2.2%
2,480	Activision Blizzard, Inc.	51,559
902	Adobe Systems, Inc. *	62,409
1,026	Ansys, Inc. *	77,637
1,074	Autodesk, Inc. *	59,177
2,990	CA Technologies, Inc.	83,541
849	Citrix Systems, Inc. *	60,568
594	FactSet Research Systems, Inc.	72,189
1,835	Microsoft Corporation	85,071
2,182	Oracle Corporation	83,527
1,097	Red Hat, Inc. *	61,597
2,198	Symantec Corporation	51,675
2,197	Synopsys, Inc. *	87,210
536	VMware, Inc. *	50,298
		886,458
Specialty Retail - 3.4%
455	Advance Auto Parts, Inc.	59,287

1,283	Autonation, Inc. *	64,548
174	AutoZone, Inc. *	88,681
962	Bed Bath & Beyond, Inc. *	63,329
888	Best Buy Company, Inc.	29,828
1,073	CarMax, Inc. *	49,841
1,039	Dick's Sporting Goods, Inc.	45,591
1,182	Foot Locker, Inc.	65,778
1,036	L Brands, Inc.	69,391
1,588	Lowe's Companies, Inc.	84,037
528	O'Reilly Automotive, Inc. *	79,390
823	PetSmart, Inc.	57,684
1,033	Ross Stores, Inc.	78,074
3,550	Staples, Inc.	42,955
1,602	The Gap, Inc.	66,787
1,115	The Home Depot, Inc.	102,290
1,143	The TJX Companies, Inc.	67,631
1,144	Tractor Supply Company	70,368
523	Ulta Salon, Cosmetics & Fragrances, Inc. *	61,803
1,594	Urban Outfitters, Inc. *	58,500
839	Williams-Sonoma, Inc.	55,852
		1,361,645
Technology Hardware, Storage & Peripherals - 1.2%
537	3D Systems Corporation *	24,901
725	Apple, Inc.	73,044
3,088	EMC Corporation	90,355
1,893	Hewlett-Packard Company	67,145
1,604	NCR Corporation *	53,589
1,474	NetApp, Inc.	63,323
496	SanDisk Corporation	48,583
678	Western Digital Corporation	65,983
		486,923
Textiles, Apparel & Luxury Goods - 1.2%
1,539	Coach, Inc.	54,804
567	Fossil Group, Inc. *	53,241
576	Hanesbrands, Inc.	61,885
1,064	Nike, Inc.	94,909
533	Ralph Lauren Corporation	87,801
510	Under Armour, Inc. *	35,241
1,315	V.F. Corporation	86,830
		474,711
Thrifts & Mortgage Finance - 0.5%
10,533	Hudson City Bancorp, Inc.	102,381
6,537	New York Community Bancorp, Inc.	103,742
		206,123
Tobacco - 0.9%
2,458	Altria Group, Inc.	112,921
828	Lorillard, Inc.	49,605

1,283	Philip Morris International, Inc.	107,002
1,263	Reynolds American, Inc.	74,517
		344,045
Trading Companies & Distributors - 0.8%
1,712	Fastenal Company	76,868
963	MSC Industrial Direct Company, Inc.	82,298
458	United Rentals, Inc. *	50,884
352	W.W. Grainger, Inc.	88,581
		298,631
Water Utilities - 0.3%
2,506	American Water Works Company, Inc.	120,864
TOTAL COMMON STOCKS (Cost $40,091,193)		39,258,208

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate Management & Development - 0.2%
2,457	CBRE Group, Inc. *	73,071
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,543)		73,071

CLOSED END FUNDS - 0.3%
Capital Markets - 0.3%
8,436	Ares Capital Corporation	136,326
TOTAL CLOSED END FUNDS (Cost $141,231)		136,326

MONEY MARKET FUNDS - 0.3%
118,485	Short-Term Investments Trust Liquid Asset Portfolio 0.06% (a)	118,485
TOTAL MONEY MARKET FUNDS (Cost $118,485)		118,485
TOTAL INVESTMENTS - 99.9% (Cost $40,427,452)		39,586,090
Other Assets in Excess of Liabilities - 0.1%		29,920
NET ASSETS - 100.0%		$39,616,010
*	Non-income producing security.

(a)	Annualized seven-day yield as of September 30, 2014
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.0%
1,319	Lockheed Martin Corporation	$241,087
Air Freight & Logistics - 1.3%
3,239	United Parcel Service, Inc.	318,361
Automobiles - 0.8%
13,708	Ford Motor Company	202,741
Beverages - 2.5%
3,324	Pepsico, Inc.	309,431
7,023	The Coca-Cola Company	299,601
		609,032
Capital Markets - 0.7%
4,957	TD Ameritrade Holding Corporation	165,415
Chemicals - 2.0%
4,120	E. I. du Pont de Nemours and Company	295,651
3,741	The Dow Chemical Company	196,178
		491,829
Commercial Banks - 2.3%
6,719	BB&T Corporation	250,014
5,846	Wells Fargo & Company	303,232
		553,246
Commercial Services & Supplies - 1.4%
8,785	Republic Services, Inc.	342,791
Communications Equipment - 1.0%
9,895	Cisco Systems, Inc.	249,057
Containers & Packaging - 0.9%
5,095	MeadWestvaco Corporation	208,589
Distributors - 1.0%
2,731	Genuine Parts Company	239,536
Diversified Financial Services - 0.9%
2,655	CME Group, Inc.	212,280
Diversified Telecommunication Services - 2.9%
7,891	AT&T, Inc.	278,079
5,506	Verizon Communications, Inc.	275,245
14,390	Windstream Holdings, Inc.	155,124
		708,448
Electric Utilities - 9.4%
4,685	American Electric Power Company, Inc.	244,604
3,303	Entergy Corporation	255,421
6,172	Exelon Corporation	210,403
2,819	NextEra Energy, Inc.	264,648
6,447	Northeast Utilities	285,602

6,220	Pepco Holdings, Inc.	166,447
4,597	Pinnacle West Capital Corporation	251,180
7,175	Southern Company	313,189
9,492	Xcel Energy, Inc.	288,557
		2,280,051
Electrical Equipment - 1.8%
2,770	Eaton Corporation plc	175,535
4,143	Emerson Electric Company	259,269
		434,804
Energy Equipment & Services - 0.5%
3,655	Diamond Offshore Drilling, Inc.	125,257
Food & Staples Retailing - 2.9%
8,468	Sysco Corporation	321,360
4,861	Wal-Mart Stores, Inc.	371,721
		693,081
Food Products - 3.1%
5,413	General Mills, Inc.	273,086
3,539	Kellogg Company	218,003
4,516	Kraft Foods Group, Inc.	254,702
		745,791
Gas Utilities - 1.1%
5,095	AGL Resources, Inc.	261,577
Health Care Equipment & Supplies - 1.2%
4,079	Baxter International, Inc.	292,750
Hotels, Restaurants & Leisure - 4.2%
3,822	Darden Restaurants, Inc.	196,680
2,157	Las Vegas Sands Corporation	134,187
4,026	McDonald's Corporation	381,705
2,305	Starwood Hotels & Resorts Worldwide, Inc.	191,799
620	Wynn Resorts Ltd.	115,990
		1,020,361
Household Products - 4.0%
2,824	Kimberly-Clark Corporation	303,778
3,414	The Clorox Company	327,881
4,079	The Procter & Gamble Company	341,575
		973,234
Industrial Conglomerates - 1.1%
10,488	General Electric Company	268,702
Insurance - 5.4%
5,381	American Financial Group, Inc.	311,506
5,583	Arthur J Gallagher & Company	253,245
6,255	Cincinnati Financial Corporation	294,298
5,438	CNA Financiall Corporation	206,807
9,704	Progressive Corporation	245,317
		1,311,173
IT Services - 2.0%
6,611	Paychex, Inc.	292,206

11,229	The Western Union Company	180,113
		472,319
Leisure Products - 1.0%
4,602	Hasbro, Inc.	253,087
Machinery - 2.0%
3,736	Deere & Company	306,315
3,328	Paccar, Inc.	189,280
		495,595
Metals & Mining - 1.6%
5,280	Freeport-McMoRan, Inc.	172,392
3,879	Nucor Corporation	210,552
		382,944
Multiline Retail - 1.6%
3,112	Kohl's Corporation	189,926
3,293	Target Corporation	206,405
		396,331
Multi-Utilities - 11.8%
5,058	Alliant Energy Corporation	280,264
6,026	Ameren Corporation	230,977
9,065	CMS Energy Corporation	268,868
4,939	Consolidated Edison, Inc.	279,844
3,673	Dominion Resources, Inc.	253,767
3,597	DTE Energy Company	273,660
7,032	NiSource, Inc.	288,171
5,228	PG&E Corporation	235,469
6,002	Public Service Enterprise Group, Inc.	223,514
5,533	SCANA Corporation	274,492
5,636	Wisconsin Energy Corporation	242,348
		2,851,374
Oil, Gas & Consumable Fuels - 7.6%
2,286	Chevron Corporation	272,765
3,368	ConocoPhillips	257,719
2,839	Exxon Mobil Corporation	267,008
3,513	HollyFrontier Corporation	153,448
4,927	Kinder Morgan, Inc.	188,901
2,511	Occidental Petroleum Corporation	241,433
3,118	ONEOK, Inc.	204,385
6,810	Spectra Energy Corporation	267,361
		1,853,020
Pharmaceuticals - 5.5%
2,979	AbbVie, Inc.	172,067
3,392	Bristol-Myers Squibb Company	173,602
3,595	Eli Lilly and Company	233,136
2,835	Johnson & Johnson	302,183
3,575	Merck & Company, Inc.	211,926
7,989	Pfizer, Inc.	236,235
		1,329,149

Semiconductors & Semiconductor Equipment - 3.9%
4,266	Analog Devices, Inc.	211,124
5,564	Intel Corporation	193,739
5,354	Maxim Integrated Products, Inc.	161,905
4,706	Microchip Technology, Inc.	222,264
3,403	Xilinx, Inc.	144,117
		933,149
Software - 0.9%
7,652	CA Technologies, Inc.	213,797
Specialty Retail - 1.2%
2,652	L Brands, Inc.	177,631
9,080	Staples, Inc.	109,868
		287,499
Textiles, Apparel & Luxury Goods - 0.6%
3,939	Coach, Inc.	140,268
Thrifts & Mortgage Finance - 1.1%
16,726	New York Community Bancorp, Inc.	265,442
Tobacco - 3.6%
6,288	Altria Group, Inc.	288,871
2,119	Lorillard, Inc.	126,949
3,282	Philip Morris International, Inc.	273,719
3,231	Reynolds American, Inc.	190,629
		880,168
TOTAL COMMON STOCKS (Cost $23,892,824)		23,703,335

CLOSED END FUNDS - 1.5%
Capital Markets - 1.5%
21,575	Ares Capital Corporation	348,652
TOTAL MUTUAL FUNDS (Cost $363,795)		348,652

MONEY MARKET FUNDS - 0.6%
148,404	Short-Term Investments Trust Liquid Asset Portfolio 0.06% (a)	148,404
TOTAL MONEY MARKET FUNDS (Cost $148,404)		148,404
TOTAL INVESTMENTS - 99.9% (Cost $24,405,023)		24,200,391
Other Assets in Excess of Liabilities - 0.1%		28,251
NET ASSETS - 100.0%		$24,228,642

(a)	Annualized seven-day yield as of September 30, 2014

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.7%
450	AAR Corporation	$10,868
155	Astronics Corporation *	7,390
445	Engility Holdings, Inc. *	13,871
380	Orbital Sciences Corporation *	10,564
403	Taser International, Inc. *	6,222
		48,915
Air Freight & Logistics - 1.0%
319	Atlas Air Worldwide Holdings, Inc. *	10,533
492	Echo Global Logistics, Inc. *	11,587
439	Forward Air Corporation	19,680
371	Hub Group, Inc. *	15,037
250	Park Ohio Hldgs Corporation	11,965
		68,802
Airlines - 0.2%
103	Allegiant Travel Company	12,737
Auto Components -1.1%
781	American Axle & Manufacturing Holdings, Inc. *	13,097
320	Dorman Products, Inc. *	12,819
313	Drew Industries Incorporated	13,206
885	Fox Factory Holdings Corporation *	13,718
192	Gentherm Incorporated *	8,108
359	Standard Motor Products, Inc.	12,360
		73,308
Automobiles - 0.4%
316	Thor Industries, Inc.	16,274
497	Winnebago Industries, Inc. *	10,820
		27,094
Beverages - 0.2%
68	Boston Beer Company, Inc. *	15,080
Biotechnology - 0.7%
305	Acorda Therapeutics, Inc. *	10,333
148	INSYS Therapeutics, Inc. *	5,739
141	Ligand Pharmaceuticals Incorporated *	6,626
215	Myriad Genetics, Inc. *	8,293
1,510	PDL BioPharma, Inc.	11,280
417	Repligen Corporation *	8,302
		50,573
Building Products - 0.9%
585	AAON, Inc.	9,951

289	American Woodmark Corporation *	10,652
361	Apogee Enterprises, Inc.	14,368
458	Simpson Manufacturing Company, Inc.	13,351
271	Universal Forest Products, Inc.	11,574
		59,896
Capital Markets - 2.6%
1,846	BGC Partners, Inc.	13,716
377	Cohen & Steers, Inc.	14,492
243	Evercore Partners, Inc.	11,421
238	Financial Engines, Inc.	8,143
140	Gamco Investors, Inc.	9,904
1,287	Golub Capital BDC, Inc.	20,528
262	Greenhill & Company, Inc.	12,180
346	HFF, Inc.	10,017
1,062	Janus Capital Group, Inc.	15,441
612	Main Street Capital Corporation	18,752
817	Manning & Napier, Inc.	13,717
246	Piper Jaffray Companies *	12,851
74	Virtus Investment Partners, Inc.	12,854
643	WisdomTree Investments, Inc. *	7,317
		181,333
Chemicals - 2.7%
187	Balchem Corporation	10,579
771	Calgon Carbon Corporation *	14,942
468	Flotek Industries, Inc. *	12,201
645	FutureFuel Corporation	7,669
395	HB Fuller Company	15,681
278	Innophos Holdings, Inc.	15,315
420	Innospec, Inc.	15,078
320	LSB Industries, Inc. *	11,427
274	Minerals Technologies, Inc.	16,909
696	Olin Corporation	17,574
221	Quaker Chemical Corporation	15,843
449	Stepan Company	19,927
618	Tredegar Corporation	11,377
		184,522
Commercial Banks-13.4%
1,085	Associated Banc-Corp	18,901
302	BancFirst Corporation	18,893
754	BancorpSouth, Inc.	15,186
381	Bank of Hawaii Corporation	21,645
456	Bank Of The Ozarks, Inc.	14,373
1,132	BBCN Bancorp, Inc.	16,516
1,167	Boston Private Financial Holdings, Inc.	14,459
804	Capital Bk Financial Corporation *	19,200
616	Cathay General Bancorp	15,295
675	Chemical Financial Corporation	18,151

647	Columbia Banking Systems, Inc.	16,052
538	Community Bank Systems, Inc.	18,071
1,096	CVB Financial Corporation	15,728
478	Eagle Bancorp, Inc. *	15,210
1,666	F.N.B Corporation	19,975
95	First Citizens Bancshares, Inc.	20,580
1,135	First Financial BanCorporation	17,967
608	First Financial Bankshares, Inc.	16,896
596	First Interstate Bancsystem, Inc.	15,836
999	First Midwest Bancorp, Inc.	16,074
968	Firstmerit Corporation	17,037
1,760	Fulton Financial Corporation	19,501
593	Glacier Bancorp, Inc.	15,335
602	Hancock Holdings Company	19,294
445	Home Bancshares, Inc. (Conway, AR)	13,087
269	IberiaBank Corporation	16,815
511	Independent Bank Corporation	18,253
264	Independent Bank Group, Inc.	12,527
517	International Bancshares Corporation	12,752
590	MB Financial, Inc.	16,331
1,007	National Bank Holdings Corporation	19,254
1,963	National Penn Bancshares, Inc.	19,061
793	NBT Bancorp, Inc.	17,858
1,423	Old National BanCorporation	18,456
251	Park National Corporation	18,930
455	Pinnacle Financial Partners, Inc.	16,425
490	PrivateBancorp, Inc.	14,656
630	Renasant Corporation	17,042
287	South State Corporation	16,049
1,646	Susquehanna Bancshares, Inc.	16,460
1,263	TCF Financial Corporation	19,614
248	Texas Capital BancShares, Inc. *	14,305
786	Trustmark Corporation	18,106
278	UMB Financial Corporation	15,165
843	Union Bankshares Corporation	19,473
614	United Bankshares Inc West Va Com	18,991
789	United Community Banks, Inc.	12,987
2,080	Valley National Bancorp	20,155
623	ViewPoint Financial Group, Inc.	14,915
637	Webster Financial Corporation	18,562
577	WesBanco, Inc.	17,650
414	Westamerica BanCorporation	19,259
572	Western Alliance Bancorporation *	13,671
440	Wintrust Financial Corporation	19,655
		922,639
Commercial Services & Supplies - 3.4%
769	ABM Industries Incorporated	19,756

270	Deluxe Corporation	14,893
262	G&K Services, Inc.	14,510
721	Healthcare Services Group, Inc.	20,628
366	HNI Corporation	13,172
752	Interface, Inc.	12,137
662	Kimball International, Inc.	9,963
744	Knoll, Inc.	12,879
385	McGrath Rentcorp	13,167
274	MSA Safety Incorporated	13,536
319	Multi-Color Corporation	14,508
837	Steelcase, Inc.	13,551
155	UniFirst Corporation	14,971
443	United Stationers, Inc.	16,644
304	US Ecology, Inc.	14,215
525	West Corporation	15,466
		233,996
Communications Equipment - 1.1%
554	ADTRAN, Inc.	11,374
334	CalAmp Corporation *	5,885
375	Comtech Telecommunications Corporation	13,931
483	Finisar Corporation *	8,032
462	Netgear, Inc. *	14,437
365	Plantronics, Inc.	17,440
569	Ruckus Wireless, Inc. *	7,602
		78,701
Construction & Engineering - 1.3%
505	Aegion Corporation *	11,236
339	Argan, Inc.	11,316
887	Comfort Systems USA, Inc.	12,019
459	Emcor Group, Inc.	18,342
376	MasTec, Inc. *	11,513
446	Primoris Services Corporation	11,971
388	Tutor Perini Corporation *	10,243
		86,640
Consumer Finance - 1.3%
267	Cash America International, Inc.	11,695
126	Credit Acceptance Corporation *	15,885
421	Encore Capital Group, Inc. *	18,654
264	First Cash Financial Services, Inc. *	14,779
339	Nelnet, Inc.	14,607
222	Portfolio Recovery Associates, Inc. *	11,595
		87,215
Containers & Packaging - 0.7%
708	Berry Plastics Group, Inc. *	17,870
471	Greif, Inc.	20,634
625	Myers Industries, Inc.	11,025
		49,529

Distributors - 0.3%
347	Core Mark Holding Company, Inc.	18,405
Diversified Consumer Services - 1.0%
439	Bright Horizons Family Solutions, Inc. *	18,464
163	Capella Education Company	10,204
336	Grand Canyon Education, Inc. *	13,699
477	Matthews International Corporation	20,935
300	Weight Watchers International, Inc. *	8,232
		71,534
Diversified Financial Services - 0.4%
583	Interactive Brokers Group, Inc.	14,546
226	MarketAxess Holdings, Inc.	13,980
		28,526
Diversified Telecommunication Services - 0.9%
301	Atlantic Tele-Network, Inc.	16,224
401	Cogent Communications Holdings, Inc.	13,477
695	Consolidated Communications Holdings, Inc.	17,410
1,005	Iridium Communications, Inc. *	8,894
2,188	Vonage Holdings Corporation *	7,177
		63,182
Electric Utilities - 3.0%
594	ALLETE, Inc.	26,368
580	El Paso Electric Company	21,199
890	Hawaiian Electric Industries, Inc.	23,629
460	IdaCorp, Inc.	24,661
603	MGE Energy, Inc.	22,468
707	Otter Tail Corporation	18,856
755	PNM Resources, Inc.	18,807
1,144	The Empire Distric Electric Company	27,627
596	UIL Holdings Corporation	21,098
		204,713
Electrical Equipment - 0.9%
266	AZZ, Inc.	11,111
304	Encore Wire Corporation	11,275
234	EnerSys	13,722
393	Franklin Electric Company, Inc.	13,653
264	Powell Industries, Inc.	10,787
		60,548
Electronic Equipment, Instruments & Components - 4.2%
174	Anixter International, Inc.	14,762
1,513	AVX Corporation	20,093
286	Badger Meter, Inc.	14,429
725	Benchmark Electronics, Inc. *	16,102
248	Coherent, Inc. *	15,220
731	Daktronics, Inc.	8,984
165	Faro Technologies, Inc. *	8,374
1,108	II-VI, Inc. *	13,041

486	Insight Enterprises, Inc. *	10,998
192	Littelfuse, Inc.	16,354
234	Methode Electronics, Inc.	8,628
246	MTS Systems Corporation	16,792
749	Newport Corporation *	13,272
224	OSI Systems, Inc. *	14,219
399	Plexus Corporation *	14,735
601	Rofin-Sinar Technologies, Inc. *	13,859
272	Rogers Corporation *	14,895
486	Sanmina Corporation *	10,138
143	SYNNEX Corporation	9,242
256	Tech Data Corporation *	15,068
240	Universal Display Corporation *	7,834
1,134	Vishay Intertechnology, Inc.	16,205
		293,244
Energy Equipment & Services - 2.2%
249	Bristow Group, Inc.	16,733
470	C&J Energy Services, Inc. *	14,358
106	CARBO Ceramics, Inc.	6,278
393	Gulfmark Offshore, Inc.	12,321
559	Helix Energy Solutions Group, Inc. *	12,331
319	Hornbeck Offshore Services, Inc. *	10,441
332	Matrix Service Company *	8,008
952	Newpark Resources, Inc. *	11,843
230	RigNet, Inc. *	9,303
277	Seacor Holdings, Inc. *	20,720
602	Tesco Corporation	11,950
363	Tidewater, Inc.	14,168
		148,454
Food & Staples Retailing - 1.1%
281	Caseys General Stores, Inc.	20,148
134	PriceSmart, Inc.	11,476
616	SpartanNash Company	11,981
1,187	SUPERVALU, Inc. *	10,612
147	The Andersons, Inc.	9,243
299	The Fresh Market, Inc. *	10,444
		73,904
Food Products - 1.2%
329	Calavo Growers, Inc.	14,851
199	J&J Snack Foods Corporation	18,619
152	Sanderson Farms, Inc.	13,368
633	Snyder's-Lance, Inc.	16,775
772	Tootsie Roll Industries, Inc.	21,608
		85,221
Gas Utilities - 0.3%
517	Chesapeake Utilities Corporation	21,538

Health Care Equipment & Supplies - 2.3%
273	Abaxis, Inc.	13,844
153	Anika Therapeutics, Inc. *	5,609
408	Cantel Medical Corporation	14,027
358	Conmed Corporation	13,189
278	Cyberonics, Inc. *	14,222
541	Globus Medical, Inc. *	10,641
414	Greatbatch, Inc. *	17,641
268	ICU Medical, Inc. *	17,200
556	Masimo Corporation *	11,832
825	Meridian Bioscience, Inc.	14,594
359	Natus Medical, Inc. *	10,594
263	Neogen Corporation *	10,389
305	Thoratec Corporation *	8,153
		161,935
Health Care Providers & Services - 2.6%
214	Air Methods Corporation *	11,888
795	AMN Healthcare Services, Inc. *	12,481
277	AmSurg Corporation *	13,864
364	Bio-Reference Laboratories, Inc. *	10,214
154	Chemed Corporation	15,847
388	CorVel Corporation *	13,211
361	Hanger, Inc. *	7,408
256	IPC The Hospitalist Company, Inc. *	11,466
387	Magellan Health, Inc. *	21,180
87	MWI Veterinary Supply, Inc. *	12,911
610	Owens & Minor, Inc.	19,971
152	Providence Service Corporation *	7,354
925	Select Medical Holdings Corporation	11,128
392	The Ensign Group, Inc.	13,642
		182,565
Health Care Technology - 0.8%
191	Computer Programs & Systems, Inc.	10,981
345	Healthstream, Inc. *	8,283
502	Hms Holdings Corporation *	9,463
503	MedAssets, Inc. *	10,422
576	Omnicell, Inc. *	15,742
		54,891
Hotels, Restaurants & Leisure - 3.5%
244	BJ's Restaurants, Inc. *	8,781
497	Bloomin' Brands, Inc. *	9,115
76	Buffalo Wild Wings, Inc. *	10,204
204	Cracker Barrel Old Country Store, Inc.	21,051
1,994	Denny's Corporation *	14,018
230	DineEquity, Inc.	18,766
533	Interval Leisure Group, Inc.	10,154
598	Krispy Kreme Doughnuts, Inc. *	10,262
195	Life Time Fitness, Inc. *	9,836

332	Marriott Vacations Wrldwde Corporation	21,052
270	Multimedia Games Holdings Company, Inc. *	9,723
431	Noodles & Company *	8,271
409	Papa John's International, Inc.	16,356
338	Popeyes Louisiana Kitchen, Inc. *	13,689
164	Red Robin Gourmet Burgers, Inc. *	9,331
562	Sonic Corporation *	12,566
673	Texas Roadhouse, Inc.	18,736
464	The Cheesecake Factory Incorporated	21,112
		243,023
Household Durables - 2.1%
182	Cavco Industries *	12,376
496	Ethan Allen Interiors, Inc.	11,309
234	iRobot Corporation *	7,125
579	La Z Boy, Inc.	11,458
537	M/I Homes, Inc. *	10,643
552	MDC Holdings, Inc.	13,977
352	Meritage Homes Corporation *	12,496
359	Ryland Group, Inc.	11,933
1,998	Standard Pacific Corporation *	14,965
632	Taylor Morrison Home Corporation *	10,251
863	Tri Pointe Homes, Inc. *	11,167
180	Universal Electronics, Inc. *	8,887
475	William Lyon Homes *	10,498
		147,085
Household Products - 0.3%
264	WD-40 Company	17,941
Independent Power and Renewable Electricity Producers - 0.2%
571	Ormat Technologies, Inc.	15,000
Industrial Conglomerates - 0.2%
447	Raven Industries, Inc.	10,907
Insurance - 3.7%
433	FBL Financial Group, Inc.	19,355
669	Hilltop Holdings, Inc. *	13,413
748	Horace Mann Educators Corporation	21,325
534	Kemper Corporation	18,236
68	National Western Life Insurance Company	16,797
352	Navigators Group, Inc. *	21,648
338	Primerica, Inc.	16,298
650	ProAssurance Corporation	28,646
527	RLI Corporation	22,814
804	Selective Insurance Group, Inc.	17,801
256	StanCorp Financial Group, Inc.	16,174
847	Symetra Financial Corporation	19,761
346	The Hanover Insurance Group, Inc.	21,251
		253,519
Internet Software & Services - 1.4%

257	Constant Contact, Inc. *	6,975
411	Conversant, Inc. *	14,077
230	Envestnet, Inc. *	10,350
270	j2 Global, Inc.	13,327
640	NIC, Inc.	11,021
601	Perficient, Inc. *	9,009
105	Shutterstock, Inc. *	7,495
175	SPS Commerce, Inc. *	9,301
221	WebMD Health Corporation *	9,240
331	Xoom Corporation *	7,265
		98,060
IT Services - 3.1%
375	CACI International, Inc. *	26,726
943	Convergys Corporation	16,804
602	CSG Systems International, Inc.	15,821
190	Epam Systems, Inc. *	8,320
218	Euronet Worldwide, Inc. *	10,418
645	Exlservice Holdings, Inc. *	15,744
305	Heartland Payment Systems, Inc.	14,555
278	MAXIMUS, Inc.	11,156
649	Moneygram International, Inc. *	8,138
334	NeuStar, Inc. *	8,293
1,087	Sapient Corporation *	15,218
289	Science Applications International Corporation	12,783
917	Sykes Enterprises, Incorporated *	18,322
593	TeleTech Holdings, Inc. *	14,576
402	Virtusa Corporation *	14,295
		211,169
Leisure Products - 0.3%
981	Smith & Wesson Holdings Corporation *	9,261
244	Sturm Ruger & Co, Inc.	11,880
		21,141
Life Sciences Tools & Services - 0.5%
380	Cambrex Corporation *	7,098
274	Charles River Laboratories International, Inc. *	16,369
573	Luminex Corporation *	11,174
		34,641
Machinery - 4.3%
241	Alamo Group, Inc.	9,881
467	Altra Industrial Motion Corporation	13,618
121	American Railcar Industries, Inc.	8,944
382	Astec Industries, Inc.	13,932
501	Barnes Group, Inc.	15,205
185	Chart Industries, Inc. *	11,309
178	CIRCOR International, Inc.	11,985
195	EnPro Industries, Inc. *	11,803
841	Federal Signal Corporation	11,135

331	Gorman-Rupp Company	9,943
578	Hillenbrand, Inc.	17,854
146	Hyster-Yale Materials Handling, Inc.	10,457
225	Lindsay Corporation	16,819
624	Mueller Industries, Inc.	17,809
1,236	Mueller Water Products, Inc.	10,234
138	Proto Labs, Inc. *	9,522
291	RBC Bearings, Inc.	16,500
180	Standex International Corporation	13,345
317	Sun Hydraulics Corporation	11,916
206	Tennant Company	13,821
457	TriMas Corporation *	11,119
959	Wabash National Corporation *	12,774
266	Watts Water Technologies, Inc.	15,494
		295,419
Marine - 0.2%
507	Matson, Inc.	12,690
Media - 0.5%
838	Gray Television, Inc. *	6,603
370	Meredith Corporation	15,836
330	Sinclair Broadcast Group, Inc.	8,610
		31,049
Metals & Mining - 1.2%
387	Carpenter Technology Corporation	17,473
913	Commercial Metals Company	15,585
319	Kaiser Aluminum Corporation	24,314
361	Materion Corporation	11,072
371	Worthington Industries, Inc.	13,809
		82,253
Multi-Utilities - 1.0%
801	Avista Corporation	24,454
432	Black Hills Corporation	20,684
563	Northwestern Corporation	25,538
		70,676
Oil, Gas & Consumable Fuels - 1.1%
1,498	Abraxas Petroleum Corporation *	7,909
612	Approach Resources, Inc. *	8,874
161	Bonanza Creek Energy, Inc. *	9,161
244	Green Plains, Inc.	9,123
387	Matador Resources Company *	10,004
79	REX American Resources Corporation *	5,758
305	Stone Energy Corporation *	9,565
658	Synergy Resources Corporation *	8,021
800	Triangle Petroleum Corporation *	8,808
		77,223
Paper & Forest Products - 1.2%
460	Boise Cascade Company *	13,864

208	Clearwater Paper Corporation *	12,503
244	Deltic Timber Corporation	15,206
332	KapStone Paper & Packaging Corporation *	9,286
317	Neenah Paper, Inc.	16,953
646	PH Glatfelter Company	14,180
		81,992
Personal Products - 0.2%
137	Nu Skin Enterprises, Inc.	6,169
112	USANA Health Sciences, Inc. *	8,250
		14,419
Pharmaceuticals - 0.4%
457	DepoMed, Inc. *	6,942
319	Prestige Brands Holdings, Inc. *	10,326
345	Sagent Pharmaceuticals, Inc. *	10,729
		27,997
Professional Services - 1.9%
232	Exponent, Inc.	16,444
198	Huron Consulting Group, Inc. *	12,072
402	ICF International, Inc. *	12,378
496	Insperity, Inc.	13,561
799	Kelly Services, Inc.	12,520
425	Korn/Ferry International *	10,582
307	On Assignment, Inc. *	8,243
812	Resources Connection, Inc.	11,319
1,075	Rpx Corporation *	14,760
433	TrueBlue, Inc. *	10,938
183	WageWorks, Inc. *	8,332
		131,149
Real Estate Management & Development - 0.4%
352	Alexander & Baldwin, Inc.	12,661
647	The St. Joe Company *	12,895
		25,556
Road & Rail - 1.6%
310	Con-way, Inc.	14,725
637	Heartland Express, Inc.	15,263
630	Knight Transportation, Inc.	17,256
620	Marten Trans Ltd.	11,042
431	Roadrunner Trnsn Svcs Hldg Inc Com *	9,822
247	Saia, Inc. *	12,241
464	Swift Transportation Company *	9,735
913	Werner Enterprises, Inc.	23,008
		113,092
Semiconductors & Semiconductor Equipment - 2.4%
197	Ambarella, Inc. *	8,603
1,174	Amkor Technology, Inc. *	9,873
1,295	Brooks Automation, Inc.	13,610
345	Cabot Microelectronics Corporation *	14,300

498	Cirrus Logic, Inc. *	10,383
555	Diodes Incorporated *	13,276
1,297	Lattice Semiconductor Corporation *	9,727
1,161	Micrel, Inc.	13,967
550	MKS Instrument, Inc.	18,359
341	Monolithic Power Systems, Inc.	15,021
347	OmniVision Technologies, Inc. *	9,182
672	PDF Solutions, Inc. *	8,474
159	Power Integrations, Inc.	8,572
284	Silicon Laboratories, Inc. *	11,542
		164,889
Software - 2.7%
413	Blackbaud, Inc.	16,227
125	Commvault Systems, Inc. *	6,300
1,721	Compuware Corporation	18,260
623	Ebix, Inc.	8,834
290	Ellie Mae, Inc. *	9,454
263	Fair Isaac Corporation	14,491
427	Manhattan Associates, Inc. *	14,270
519	Monotype Imaging Holdings, Inc.	14,698
287	NetScout Systems, Inc. *	13,145
466	Pegasystems, Inc.	8,905
645	Progress Software Corporation *	15,422
202	Synchronoss Technologies, Inc. *	9,247
1,146	TiVo, Inc. *	14,663
134	Tyler Technologies, Inc. *	11,846
392	VASCO Data Security International, Inc. *	7,362
		183,124
Specialty Retail - 5.2%
547	Aaron's, Inc.	13,303
759	American Eagle Outfitters, Inc.	11,021
288	ANN, Inc. *	11,845
209	Asbury Automotive Group, Inc. *	13,464
900	Ascena Retail Group, Inc. *	11,970
425	Brown Shoe Company, Inc.	11,530
143	Conns, Inc. *	4,329
427	CST Brands, Inc.	15,351
275	DSW, Inc.	8,280
548	Express, Inc. *	8,554
525	Finish Line, Inc.	13,141
259	Five Below, Inc. *	10,259
544	Francesca's Holdings Corporation *	7,578
204	Genesco, Inc. *	15,249
230	Group 1 Automotive, Inc.	16,723
357	Hibbett Sports, Inc. *	15,219
136	Lithia Motors, Inc.	10,294

151	Lumber Liquidators Holdings, Inc. *	8,664
165	Mattress Firm Holding Corporation *	9,910
293	Monro Muffler Brake, Inc.	14,219
336	Murphy USA, Inc. *	17,828
202	Outerwall, Inc. *	11,332
853	Pier 1 Imports, Inc.	10,142
323	Rent-A-Center, Inc.	9,803
439	Select Comfort Corporation *	9,184
655	Sonic Automotive, Inc.	16,054
338	The Buckle, Inc.	15,342
334	The Cato Corporation	11,510
717	Tile Shop Holdings, Inc. *	6,632
289	Vitamin Shoppe, Inc. *	12,829
376	Zumiez, Inc. *	10,566
		362,125
Technology Hardware, Storage & Peripherals - 0.3%
332	Electronics For Imaging, Inc. *	14,665
312	Super Micro Computer, Inc. *	9,179
		23,844
Textiles, Apparel & Luxury Goods - 1.4%
150	G-lll Apparel Group, Ltd. *	12,429
509	Iconix Brand Group, Inc. *	18,802
335	Movado Group, Inc.	11,075
241	Oxford Industries, Inc.	14,699
487	Steven Madden, Ltd. *	15,696
681	Tumi Holdings, Inc. *	13,858
613	Vera Bradley, Inc. *	12,677
		99,236
Thrifts & Mortgage Finance - 2.1%
1,377	Astoria Financial Corporation	17,061
1,398	Beneficial Mutual Bancorp Inc. *	17,867
123	Bofi Holding, Inc. *	8,943
2,628	Capitol Federal Financial, Inc.	31,063
988	EverBank Financial Corporation	17,448
1,779	Northwest Bancshares, Inc.	21,526
922	PennyMac Financial Services, Inc. *	13,507
1,063	Provident Financial Services, Inc.	17,401
		144,816
Trading Companies & Distributors - 1.6%
369	Applied Industrial Technologies, Inc.	16,845
71	DXP Enterprises, Inc. *	5,231
216	GATX Corporation	12,608
287	H&E Equipment Services, Inc.	11,560
547	Kaman Corporation	21,497
596	MRC Global, Inc. *	13,899
452	Rush Enterprises, Inc. *	15,119
302	TAL International Group, Inc.	12,458

		109,217
Transportation Infrastructure - 0.2%
784	Wesco Aircraft Holdings, Inc. *	13,642
Water Utilities - 0.2%
566	American States Water Company	17,218
Wireless Telecommunication Services - 0.1%
410	Shenandoah Telecommunications Company	10,172
TOTAL COMMON STOCKS (Cost $7,044,658)		6,793,924

CLOSED END FUNDS - 0.9%
Capital Markets - 0.9%
2,580	Apollo Investment Corporation	21,079
3,239	Fifth Street Finance Corporation	29,734
1,005	Hercules Technology Growth Capital, Inc.	14,532
TOTAL CLOSED END FUNDS (Cost $69,516)		65,345

MONEY MARKET FUNDS - 0.6%
39,144	Short-Term Investments Trust Liquid Asset Portfolio 0.06% (a)	39,144
TOTAL MONEY MARKET FUNDS (Cost $39,144)		39,144
TOTAL INVESTMENTS - 99.9% (Cost $7,153,318)		6,898,413
Other Assets in Excess of Liabilities - 0.1%		8,097
NET ASSETS - 100.0%		$6,906,510
*	Non-income producing security.
(a)	Annualized seven-day yield as of September 30, 2014

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,817,017	$-	$-	$6,817,017
Real Estate Investment Trusts	12,699	-	-	12,699
Closed End Funds	23,675	-		23,675
Money Market Funds	31,433	-	-	31,433
Total Investments in Securities	$6,884,824	$-	$-	$6,884,824

^See Schedule of Investments for breakout of investments by industry classification.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,258,208	$-	$-	$39,258,208
Real Estate Investment Trusts	73,071	-	-	73,071
Closed End Funds	136,326	-	-	136,326
Money Market Funds	118,485	-	-	118,485
Total Investments in Securities	$39,586,090	$-	$-	$39,586,090

^See Schedule of Investments for breakout of investments by industry classification.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,703,335	$-	$-	$23,703,335
Closed End Funds	348,652	-	-	$348,652
Money Market Funds	148,404	-	-	$148,404
Total Investments in Securities	$24,200,391	$-	$-	$24,200,391

^See Schedule of Investments for breakout of investments by industry classification.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,793,924	$-	$-	$6,793,924
Closed End Funds	65,345	-		65,345
Money Market Funds	39,144	-	-	39,144
Total Investments in Securities	$6,898,413	$-	$-	$6,898,413

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                (Registrant)Compass EMP Funds Trust

By (Signature and Title) /s/ Steve Hammers
                                           Steve Hammers, President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steve Hammers
                                             Steve Hammers, President

Date November 25, 2014

By (Signature and Title)* /s/ Rob Walker
                                             Rob Walker, Treasurer

Date November 25, 2014

* Print the name and title of each signing officer under his or her signature.